CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 1,153,902	$ 782,853	$ 716,590
Accounts receivable	1,769,814	1,255,596	661,850
Accounts receivable - related party	228,869	171,392
Inventory	2,075,952	3,093,521	464,219
Other receivable	1,826,160		131,900
Prepaid expenses and other current assets	1,680,635	1,482,192	646,530
Prepaid expenses and other current assets - related party	4,225,473	2,724,972	15,523
TOTAL CURRENT ASSETS	12,960,805	9,510,526	2,636,612
Other assets	458,719	1,008,579	429,203
Property and equipment, net	125,101	114,567	52,715
Intangible assets, net	38,023	41,994
TOTAL ASSETS	13,582,648	10,675,666	3,118,530
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,914,314	1,778,333	577,932
Accounts payable and accrued expenses - related party	398,468	387,847	13,759
Convertible notes payable, net of unamortized discount of $2,989,110 and $0, respectively	169,935	121,604
Notes payable, net of unamortized discount of $126,763 and $110,561, respectively	10,715,376	9,951,745	2,872,472
Notes payable - related party	76,511	97,979	160,391
Loans payable			17,938
Loans payable - related party	760,324	7,213	148,250
Taxes payable	1,423,673	1,358,789	1,080,590
TOTAL CURRENT LIABILITIES	15,458,601	13,703,510	4,871,332
Share settled debt obligation	1,554,590
TOTAL LIABILITIES	17,013,191	13,703,510	4,871,332
Commitments and Contingencies (see Note 9)
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2017 and December 31, 2016, respectively
Common stock, $0.001 par value; 300,000,000 shares authorized; 12,825,393 and 12,587,053 shares issued and 12,666,704 and 12,587,053 outstanding as of December 31, 2017 and December 31, 2016, respectively	13,495	12,825	12,587
Additional paid-in capital	7,545,773	5,652,429	287,293
Accumulated other comprehensive loss	(1,338,917)	(1,385,229)	(1,050,463)
Accumulated deficit	(9,485,400)	(7,211,987)	(1,002,219)
Treasury Stock	(165,494)	(95,882)
TOTAL STOCKHOLDERS' DEFICIT	(3,430,543)	(3,027,844)	(1,752,802)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 13,582,648	$ 10,675,666	$ 3,118,530